Basis of Accounting	12 Months Ended
Dec. 31, 2023
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Basis of Accounting

2. Basis of accounting

The Group’s consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (IASB) considering the interpretations issued by the International Financial Reporting Standards Interpretations Committee (“IFRIC”).

These consolidated financial statements have been authorized for issue by the Company’s supervisory board on May 17, 2024.

The consolidated financial statements are presented in Euro (€). Rounding differences may result in differences in amounts and percentages.

The consolidated statements of profit and loss were prepared using the nature of expense method.

In accordance with IAS 1 (Presentation of Financial Statements), a distinction is made in the statement of financial position between non-current and current assets and liabilities. Assets, provisions, and liabilities are classified as current if they are realizable or due within a period of one year.

The consolidated financial statements were prepared on a going concern basis; however, management has identified material uncertainties that may cast significant doubt on the Group’s ability to continue as a going concern. For the year ended December 31, 2023, the Group recognized a net loss of €93.5 million while the Group’s net current assets as of December 31, 2023, amount to negative €19.4 million and the equity amounts to negative €49.3 million. As of the date of the authorization of these consolidated financial statements the Group has €2.5 million in cash and cash equivalents as well as an undrawn amount of $10.000 thousand of the term loan facility.

While the vast majority of revenue for 2024 and a significant amount of revenue for 2025 is contractually committed and prepayments for those contracts have already been received, the Group is dependent on winning further major public project tenders and realizing corresponding advance payments from the tenders won. Management is actively pursuing multiple opportunities in the commercial and government sectors to sell its CONDOR terminals to an expanding customer base. To realize these planned revenue increases, commercial production will need to ramp up. For this, the Group has made the majority of necessary investments in property, plant and equipment. The majority of product development and enhancement costs have also been incurred. Liquidity is mainly required for operating costs until the ramp-up of commercial production.

Based on the Group’s liquidity position on May 17, 2024, and management’s forecast of sources and uses of cash and cash equivalents, management believes that it has sufficient liquidity to finance its operations over at least the next twelve months from the date of authorization of these consolidated financial statements. However, there can be no assurance that the revenues and the corresponding customer payments will be generated in the amount as expected or at the time needed. A shortfall in revenues or the corresponding customer payments compared to the budget could require additional external financing to meet the Group’s current operational planning. In such a situation, if the Group should be unable to obtain such additional financing or take other timely actions in response to such circumstances, for example significantly curtailing its current operational budget in 2024, it may be unable to continue as a going concern.

As a result, these events and conditions indicate that a material uncertainty exists that may cast significant doubt on the Group’s ability to continue as a going concern and, therefore, the Group may be unable to realize its assets and discharges its liabilities in the normal course of business.

These consolidated financial statements have been prepared on a going concern basis and do not include any adjustments to the carrying amounts and classification of assets, liabilities and reported expenses that may otherwise be required if the going concern basis was not appropriate